                   CLAYMORE SECURITIES, INC.
                  2455 CORPORATE WEST DRIVE
                   LISLE, ILLINOIS  60532


                     November 12, 2004



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

Attn:  Filing Desk, Stop 1-4

     Re:          Everen Unit Investment Trusts, Series 47
                 (SEC File No. 333-03141   CIK #910915)

Ladies/Gentlemen:
     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act"), this letter serves to certify that the most recent post effective amendment to the registration statement on Form S-6 for the above captioned Trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post effective Amendment
No. 6, which was the most recent post effective Amendment to the Registration Statement, was filed electronically with the Commission on November 8, 2004.

                                                    Very truly yours,


                                                    CLAYMORE SECURITIES, INC.

                                                    /s/ Nicholas Dalmaso

                                                    Nicholas Dalmaso
                                                    Senior Managing Director and
                                                       General Counsel